Revenue, government financing for research expenditures and sales - Revenue from Collaboration and Licensing Agreements (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	€ 8,304	€ 29,841
Collaboration and licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	7,095	28,349
Monalizumab agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	6,095	19,636
IPH5201 agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	0	8,713
Other agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	1,000	0
Invoicing of R&D costs (IPH5201 and advoralimab agreements)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	1,209	1,090
Exchange gains or losses on collaboration agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	€ 0	€ 402